Note 18 - Segmented Information - Non-current Assets, Liabilities and Operating Loss by Geographical Location (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Non-current assets	$ 113,151	$ 138,131
Operating loss	25,274	13,662
Canada [member]
Statement Line Items [Line Items]
Non-current assets	59,488	85,814
Operating loss	10,868	9,668
Colombia [member]
Statement Line Items [Line Items]
Non-current assets	30,139	29,411
Operating loss	1,355	2,139
United States [member]
Statement Line Items [Line Items]
Non-current assets	2,412	1,088
Operating loss	9,882	858
Brazil [member]
Statement Line Items [Line Items]
Non-current assets	13,977	14,762
Operating loss	2,932	848
Peru [member]
Statement Line Items [Line Items]
Non-current assets	7,135	7,056
Operating loss	$ 237	$ 149